9. Net income by operating segment (Tables)	6 Months Ended
Jun. 30, 2020
Net Income By Operating Segment
Schedule of operating segments
Consolidated Statement of Income by operating segment
	Apr-Jun/2020
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	5,165	8,261	1,517	203	(5,665)	9,481
Intersegments	4,944	150	535	36	(5,665)	−
Third parties	221	8,111	982	167	-	9,481
Cost of sales	(3,505)	(7,429)	(610)	(205)	5,685	(6,064)
Gross profit (loss)	1,660	832	907	(2)	20	3,417
Income (expenses)	149	(1,304)	(654)	399	(6)	(1,416)
Selling	-	(695)	(539)	(6)	(6)	(1,246)
General and administrative	(56)	(50)	(19)	(166)	-	(291)
Exploration costs	(65)	-	-	-	-	(65)
Research and development	(41)	(3)	-	(24)	-	(68)
Other taxes	(74)	(47)	(3)	(121)	-	(245)
Impairment of assets	-	-	-	-	-	−
Other income and expenses	385	(509)	(93)	716	-	499
Net income / (loss) before financial results and income taxes	1,809	(472)	253	397	14	2,001
Net finance income (expenses)	-	-	-	(2,257)	-	(2,257)
Results in equity-accounted investments	(9)	(259)	25	32	-	(211)
Profit sharing	-	-	-	-	-	−
Net income / (loss) before income taxes	1,800	(731)	278	(1,828)	14	(467)
Income taxes	(615)	160	(86)	577	(5)	31
Net income from continuing operations for the period	1,185	(571)	192	(1,251)	9	(436)
Attributable to:
Shareholders of Petrobras	1,187	(566)	169	(1,216)	9	(417)
Net income from continuing operations	1,187	(566)	169	(1,216)	9	(417)
Non-controlling interests	(2)	(5)	23	(35)	−	(19)
Net income from continuing operations	(2)	(5)	23	(35)	-	(19)
	1,185	(571)	192	(1,251)	9	(436)

Consolidated Statement of Income by operating segment
	Jan-Jun/2020
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	16,042	23,741	3,887	401	(17,447)	26,624
Intersegments	15,611	452	1,288	96	(17,447)	−
Third parties	431	23,289	2,599	305	-	26,624
Cost of sales	(9,412)	(22,826)	(1,955)	(398)	18,648	(15,943)
Gross profit (loss)	6,630	915	1,932	3	1,201	10,681
Income (expenses)	(13,379)	(2,218)	(1,327)	(169)	(14)	(17,107)
Selling	-	(1,345)	(1,213)	(10)	(13)	(2,581)
General and administrative	(103)	(111)	(46)	(442)	-	(702)
Exploration costs	(169)	-	-	-	-	(169)
Research and development	(103)	(6)	(3)	(51)	-	(163)
Other taxes	(90)	(89)	(12)	(172)	-	(363)
Impairment of assets	(13,167)	(43)	-	(161)	-	(13,371)
Other income and expenses	253	(624)	(53)	667	(1)	242
Net income / (loss) before financial results and income taxes	(6,749)	(1,303)	605	(166)	1,187	(6,426)
Net finance income (expenses)	-	-	-	(6,808)	-	(6,808)
Results in equity-accounted investments	(164)	(444)	23	76	-	(509)
Net income / (loss) before income taxes	(6,913)	(1,747)	628	(6,898)	1,187	(13,743)
Income taxes	2,294	443	(206)	1,203	(403)	3,331
Net income from continuing operations for the period	(4,619)	(1,304)	422	(5,695)	784	(10,412)
Attributable to:
Shareholders of Petrobras	(4,617)	(1,268)	383	(5,414)	784	(10,132)
Net income from continuing operations	(4,617)	(1,268)	383	(5,414)	784	(10,132)
Non-controlling interests	(2)	(36)	39	(281)	−	(280)
Net income from continuing operations	(2)	(36)	39	(281)	-	(280)
	(4,619)	(1,304)	422	(5,695)	784	(10,412)

Consolidated Statement of Income by operating segment
	Apr-Jun/2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	12,660	16,673	2,575	278	(13,684)	18,502
Intersegments	12,522	3,937	826	61	(13,684)	3,662
Third parties	138	12,736	1,749	217	-	14,840
Cost of sales	(6,825)	(15,125)	(1,602)	(274)	13,026	(10,800)
Gross profit (loss)	5,835	1,548	973	4	(658)	7,702
Income (expenses)	(566)	(1,181)	4,909	(968)	(11)	2,183
Selling	(1)	(489)	(428)	(7)	(10)	(935)
General and administrative	(84)	(92)	(38)	(345)	-	(559)
Exploration costs	(100)	-	-	-	-	(100)
Research and development	(104)	(3)	(2)	(37)	-	(146)
Other taxes	(8)	(14)	(8)	(36)	-	(66)
Impairment of assets	210	(237)	-	-	-	(27)
Other income and expenses	(479)	(346)	5,385	(543)	(1)	4,016
Net income / (loss) before financial results and income taxes	5,269	367	5,882	(964)	(669)	9,885
Net finance income (expenses)	-	-	-	(2,187)	-	(2,187)
Results in equity-accounted investments	37	47	40	(4)	-	120
Profit sharing	-	-	-	-	-	−
Net income / (loss) before income taxes	5,306	414	5,922	(3,155)	(669)	7,818
Income taxes	(1,791)	(125)	(1,999)	728	227	(2,960)
Net income from continuing operations for the period	3,515	289	3,923	(2,427)	(442)	4,858
Net income from discontinued operations for the period	-	-	4	73	-	77
Net income for the period	3,515	289	3,927	(2,354)	(442)	4,935

Net income attributable to shareholders of Petrobras	3,516	286	3,890	(2,439)	(442)	4,811
Net income from continuing operations	3,516	286	3,887	(2,491)	(442)	4,756
Net income from discontinued operations	-	-	3	52	-	55
Non-controlling interests	(1)	3	37	85	−	124
Net income from continuing operations	(1)	3	36	64	-	102
Net income from discontinued operations	-	-	1	21	-	22
	3,515	289	3,927	(2,354)	(442)	4,935

Consolidated Statement of Income by operating segment
	Jan-Jun/2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	24,044	32,810	5,783	639	(25,971)	37,305
Intersegments	23,575	7,624	1,754	110	(25,971)	7,092
Third parties	469	25,186	4,029	529	-	30,213
Cost of sales	(13,629)	(30,030)	(3,903)	(616)	25,165	(23,013)
Gross profit (loss)	10,415	2,780	1,880	23	(806)	14,292
Income (expenses)	(1,126)	(1,801)	4,410	(2,280)	(19)	(816)
Selling	(1)	(953)	(845)	(22)	(17)	(1,838)
General and administrative	(154)	(178)	(74)	(718)	1	(1,123)
Exploration costs	(274)	-	-	-	-	(274)
Research and development	(198)	(7)	(7)	(72)	-	(284)
Other taxes	(29)	(36)	(24)	(70)	-	(159)
Impairment of assets	283	(303)	-	-	-	(20)
Other income and expenses	(753)	(324)	5,360	(1,398)	(3)	2,882
Net income / (loss) before financial results and income taxes	9,289	979	6,290	(2,257)	(825)	13,476
Net finance income (expenses)	-	-	-	(4,422)	-	(4,422)
Results in equity-accounted investments	73	140	44	(6)	-	251
Net income / (loss) before income taxes	9,362	1,119	6,334	(6,685)	(825)	9,305
Income taxes	(3,158)	(333)	(2,138)	1,900	280	(3,449)
Net income from continuing operations for the period	6,204	786	4,196	(4,785)	(545)	5,856
Net income from discontinued operations for the period	-	-	8	196	-	204
Net income for the period	6,204	786	4,204	(4,589)	(545)	6,060

Net income attributable to shareholders of Petrobras	6,206	792	4,138	(4,710)	(545)	5,881
Net income from continuing operations	6,206	792	4,132	(4,850)	(545)	5,735
Net income from discontinued operations	-	-	6	140	-	146
Non-controlling interests	(2)	(6)	66	121	−	179
Net income from continuing operations	(2)	(6)	64	65	-	121
Net income from discontinued operations	-	-	2	56	-	58
	6,204	786	4,204	(4,589)	(545)	6,060